Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies
Schedule of minimum future rental payments under operating leases to related parties

Minimum future rental payments under operating leases to related parties for the years ending December 31 are as follows:

2014	847
2015	847
2016	847
2017	847
2018	847
Thereafter	4,468
Total minimum future payments	$8,703